Shareholders' equity	12 Months Ended
Mar. 31, 2021
Stockholders' Equity [Abstract]
Shareholders' equity
18. Shareholders’ equity:
The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2019, 2020 and 2021.

	Number of Shares
	Year ended March 31
	2019	2020	2021
Common stock outstanding at beginning of year	3,392,937,486	3,310,800,799	3,038,587,493
Decrease of common stock by cancellation of treasury stock	(150,000,000)	—	(260,000,000)
Common stock held in treasury:
Repurchases of common stock	(100,020,867)	(299,381,781)	(20,129)
Sales of common stock	180	390	353
Common stock issued to employees	17,894,000	27,168,085	24,587,717
Cancellation of treasury stock	150,000,000	—	260,000,000
Other net change in treasury stock	(10,000)	—	—

Common stock outstanding at end of year	3,310,800,799	3,038,587,493	3,063,155,434

The amount available for dividends and acquisition of treasury stock is subject to restrictions imposed by the Companies Act. Additional paid-in
capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2019, 2020 and 2021, the amounts available for distributions were ¥1,209,861 million, ¥1,297,560 million and ¥1,232,753 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in these consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act.

Dividends on the Company’s common stock per share were ¥6.0 for the year ended March 31, 2019, ¥20.0 for the year ended March 31, 2020 and ¥35.0 for the year ended March 31, 2021.
On April 26, 2018, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 100,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥70,000 million and (c) the share buyback will run from May 16, 2018 to March 29, 2019. Under this repurchase program, the Company repurchased 100,000,000 shares of common stock at a cost of ¥51,703 million.
On June 18, 2019, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 300,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥150,000 million and (c) the share buyback will run from June 19, 2019 to March 31, 2020. Under this repurchase program, the Company repurchased 299,362,300 shares of common stock at a cost of ¥150,000 million.
During the year ended March 31, 2019, due to the cancellation of treasury stock on December 17, 2018, total number of issued shares and treasury stock decreased by 150,000,000 shares, respectively.
During the year ended March 31, 2021, due to the cancellation of treasury stock on December 1, 2020, total number of issued shares and treasury stock decreased by 260,000,000 shares, respectively.
In addition to the above, the change in common stock held in treasury includes the change in common stock issued to employees under stock-based compensation plans, common stock held by affiliated companies, common stock sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity
(adding-to-holdings
requests) or common stock acquired to create round lots or eliminate odd lots.